Federated Hermes Floating Rate Strategic Income Fund
Portfolio of Investments
June 30, 2022 (unaudited)
Principal Amount or Shares			Value
	[1]	ASSET-BACKED SECURITIES—3.8%
		Automotive—0.1%
$ 550,000		Volkswagen Auto Lease Trust 2022-A, Class A3, 3.680%, 7/21/2025	$ 544,906
		Credit Card—0.2%
2,100,000		Master Credit Card Trust 2018-1A, Class A, 2.102% (1-month USLIBOR +0.490%), 7/21/2024	2,101,179
		Finance Companies—3.2%
2,000,000		Aimco 2020-12A, Class DR, 3.751% (SOFR +2.900%), 1/17/2032	1,843,770
750,000		Anchorage Capital CLO, LTD., 2016-9A, Class DR2, 4.644% (3-month USLIBOR +3.600%), 7/15/2032	704,138
1,750,000		Anchorage Capital CLO, LTD., 2020-15A, Class DR, 4.463% (3-month USLIBOR +3.400%), 7/20/2034	1,677,728
500,000		Ballyrock Ltd., 2020-14A, Class C, 4.663% (3-month USLIBOR +3.600%), 1/20/2034	465,927
1,500,000		Dryden Senior Loan Fund 2021-87A, Class D, 4.428% (3-month USLIBOR +2.950%), 5/20/2034	1,400,656
750,000		Dryden Senior Loan Fund 2021-90A, Class D, 4.478% (3-month USLIBOR +3.000%), 2/20/2035	702,609
1,250,000		Elmwood CLO, X Ltd., 2021-3A, Class D, 3.963% (3-month USLIBOR +2.900%), 10/20/2034	1,170,207
1,400,000		Elmwood CLO, XI, Ltd., 2021-4A, Class D, 4.013% (3-month USLIBOR +2.950%), 10/20/2034	1,304,313
750,000		GoldenTree Loan Management US 2020-7A, Class CR, 3.113% (3-month USLIBOR +2.050%), 4/20/2034	697,077
1,000,000		GoldenTree Loan Management US 2020-7A, Class DR, 4.213% (3-month USLIBOR +3.150%), 4/20/2034	927,392
750,000		Magnetite CLO, Ltd., 2020-28A, Class DR, 3.963% (3-month USLIBOR +2.900%), 1/20/2035	695,015
1,250,000		Magnetite CLO, Ltd., 2021-30A, Class D, 4.134% (3-month USLIBOR +2.950%), 10/25/2034	1,164,600
1,750,000		Magnetite CLO, Ltd., 2021-31A, Class D, 4.044% (3-month USLIBOR +3.000%), 7/15/2034	1,628,140
500,000		Neuberger Berman CLO, Ltd., 2020-39A, Class C, 3.313% (3-month USLIBOR +2.250%), 1/20/2032	479,559
500,000		Neuberger Berman CLO, Ltd., 2020-39A, Class D, 4.663% (3-month USLIBOR +3.600%), 1/20/2032	480,419
500,000		OCP CLO, Ltd., 2019-16A, Class DR, 4.139% (3-month USLIBOR +3.150%), 4/10/2033	464,190
750,000		OCP CLO, Ltd., 2020-18A, Class CR, 3.013% (3-month USLIBOR +1.950%), 7/20/2032	706,086
1,000,000		OCP CLO, Ltd., 2020-18A, Class DR, 4.263% (3-month USLIBOR +3.200%), 7/20/2032	926,456
1,000,000		OCP CLO, Ltd., 2020-8RA, Class C, 4.794% (3-month USLIBOR +3.750%), 1/17/2032	922,542
1,750,000		OSD CLO, 2021-23 Ltd., 2021-23A, Class D, 3.994% (3-month USLIBOR +2.950%), 4/17/2031	1,600,468
285,140		Palmer Square Loan Funding 2019-4A, Class A1, 2.084% (3-month USLIBOR +0.900%), 10/24/2027	283,182
2,500,000		Palmer Square Loan Funding 2019-4A, Class A2, 2.784% (3-month USLIBOR +1.600%), 10/24/2027	2,462,413
2,000,000		Parallel Ltd., 2017-1A, Class DR, 4.163% (3-month USLIBOR +3.100%), 7/20/2029	1,878,883
500,000		Pikes Peak CLO, 2021-7A, Class D, 4.924% (3-month USLIBOR +3.400%), 2/25/2034	471,716
1,000,000		Rockland Park CLO, Ltd., 2021-1A, Class C, 2.963% (3-month USLIBOR +1.900%), 4/20/2034	928,035
1,500,000		Symphony CLO, Ltd., 2016-18A, Class DR, 4.434% (3-month USLIBOR +3.250%), 7/23/2033	1,397,546
1,750,000		Symphony CLO, Ltd., 2021-29A, Class D, 3.391% (3-month USLIBOR +3.150%), 1/15/2034	1,632,515
		TOTAL	29,015,582
		Financial Institutions—0.3%
1,000,000		Palmer Square Loan Funding Ltd., 2022-2A, Class C, 4.188% (SOFR + 3.100%), 10/15/2030	934,281
2,000,000	[2]	Stratus CLO 2022-1A, Class D, TBD, 7/20/2030	1,969,882
		TOTAL	2,904,163
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $36,582,096)	34,565,830
		CORPORATE BONDS—2.6%
		Building Materials—0.4%
4,250,000		White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	3,405,865
		Cable Satellite—0.4%
2,000,000		DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	1,712,610
2,000,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	1,767,100
		TOTAL	3,479,710

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Chemicals—0.2%
$ 2,425,000		Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	$ 1,697,027
		Diversified Manufacturing—0.1%
650,000		Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	603,779
		Financial Institution - Banking—0.2%
1,630,000		Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 2.307% (SOFR +0.800%), 3/17/2023	1,629,639
		Gaming—0.4%
4,000,000		Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	3,411,780
		Health Care—0.3%
1,250,000		LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	1,072,643
1,800,000		MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	1,495,269
400,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2028	343,548
		TOTAL	2,911,460
		Insurance - P&C—0.2%
1,750,000		NFP Corp., Sec. Fac. Bond, 144A, 4.875%, 8/15/2028	1,501,465
		Media Entertainment—0.1%
1,129,000		Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	1,041,666
		Metals & Mining—0.1%
1,000,000		HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	812,390
		Midstream—0.0%
350,000		Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	331,697
		Pharmaceuticals—0.1%
1,489,814		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 10.000%, 6/15/2029	1,057,190
		Technology—0.1%
500,000		Entegris Escrow Corp., Sec. Fac. Bond, 144A, 4.750%, 4/15/2029	466,527
750,000		Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	523,980
		TOTAL	990,507
		TOTAL CORPORATE BONDS (IDENTIFIED COST $30,886,594)	22,874,175
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—2.0%
		Federal Home Loan Mortgage Corporation—0.6%
73,470		FHLMC REMIC, Series 3122, Class FE, 1.624% (1-month USLIBOR +0.300%), 3/15/2036	73,463
377,721		FHLMC REMIC, Series 3241, Class FM, 1.704% (1-month USLIBOR +0.380%), 11/15/2036	378,707
1,873,779		FHLMC REMIC, Series 4903, Class NF, 2.024% (1-month USLIBOR +0.400%), 8/25/2049	1,873,688
2,667,808		FHLMC REMIC, Series 4911, Class FB, 2.074% (1-month USLIBOR +0.450%), 9/25/2049	2,667,904
		TOTAL	4,993,762
		Federal National Mortgage Association—1.4%
375,342		FNMA REMIC, Series 2006-99, Class AF, 2.044% (1-month USLIBOR +0.420%), 10/25/2036	376,836
249,355		FNMA REMIC, Series 2006-111, Class FA, 2.004% (1-month USLIBOR +0.380%), 11/25/2036	249,952
60,263		FNMA REMIC, Series 2010-134, Class BF, 2.054% (1-month USLIBOR +0.430%), 10/25/2040	60,372
99,379		FNMA REMIC, Series 2010-135, Class FP, 2.024% (1-month USLIBOR +0.400%), 12/25/2040	99,674
208,559		FNMA REMIC, Series 2012-79, Class F, 2.074% (1-month USLIBOR +0.450%), 7/25/2042	209,087
6,192,548		FNMA REMIC, Series 2016-50, Class FM, 2.024% (1-month USLIBOR +0.400%), 8/25/2046	6,207,473
2,793,051		FNMA REMIC, Series 2018-35, Class FA, 1.924% (1-month USLIBOR +0.300%), 5/25/2048	2,770,592
3,011,684		FNMA REMIC, Series 2019-24, Class BF, 2.024% (1-month USLIBOR +0.400%), 5/25/2049	3,018,354
		TOTAL	12,992,340
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $17,995,201)	17,986,102
	[1]	FLOATING RATE LOANS—1.9%
		Cable Satellite—0.2%
1,849,074		DirecTV Financing LLC, Term Loan–1st Lien, 6.666% (1-month USLIBOR + 5.000%), 8/2/2027	1,707,703

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Consumer Cyclical Services—0.4%
$ 4,000,000		Garda World Security Corp., 2022 Term Loan B–1st Lien, 5.749% (SOFR + 4.250%), 2/1/2029	$ 3,690,000
		Gaming—0.4%
3,974,975		Stars Group Holdings BV, 2018 Incremental Term Loan–1st Lien, 4.500% (3-month USLIBOR + 2.250%), 7/21/2026	3,791,848
		Industrial - Other—0.2%
1,984,899		Resideo Funding, Inc., 2021 Term Loan–1st Lien, 3.360%–3.650% (1-month USLIBOR +2.250%, 2-month USLIBOR +2.250%, 3-month USLIBOR +2.250%), 2/11/2028	1,920,390
		Technology—0.6%
2,000,000	[2]	II-VI, Inc., 2021 Bridge Term Loan B–1st Lien, TBD, 12/8/2028	1,922,500
3,463,871		Trans Union LLC, 2021 Term Loan B6–1st Lien, 3.916% (1-month USLIBOR + 2.250%), 12/1/2028	3,310,889
		TOTAL	5,233,389
		Utility - Electric—0.1%
1,000,000		TerraForm Power Operating LLC, 2022 Term Loan B–1st Lien, 2.921% (SOFR + 2.750%), 5/21/2029	978,750
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $18,185,392)	17,322,080
		COMMON STOCK—0.2%
		Pharmaceuticals—0.2%
52,325	[3]	Mallinckrodt PLC (IDENTIFIED COST $962,780)	1,299,491
		ADJUSTABLE RATE MORTGAGES—0.0%
		Federal Home Loan Mortgage Corporation ARM—0.0%
$ 57,987		FHLMC ARM, 2.292%, 8/1/2035	58,917
28,021		FHLMC ARM, 2.625%, 5/1/2036	29,079
34,200		FHLMC ARM, 2.859%, 7/1/2034	34,939
24,485		FHLMC ARM, 3.240%, 5/1/2034	25,324
		TOTAL	148,259
		Federal National Mortgage Association ARM—0.0%
15,180		FNMA ARM, 1.927%, 9/1/2035	15,498
50,055		FNMA ARM, 1.960%, 2/1/2036	50,875
14,203		FNMA ARM, 2.463%, 4/1/2034	14,693
		TOTAL	81,066
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $236,000)	229,325
		INVESTMENT COMPANIES—92.4%
82,919,175		Bank Loan Core Fund	730,517,928
6,796,013		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 1.44%[4]	6,791,936
11,074,299		Project and Trade Finance Core Fund	95,460,461
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $913,896,014)	832,770,325
		TOTAL INVESTMENT IN SECURITIES—102.9% (IDENTIFIED COST $1,018,744,077)	927,047,328
		OTHER ASSETS AND LIABILITIES - NET—(2.9)%[5]	(26,048,113)
		TOTAL NET ASSETS—100%	$900,999,215

Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2022, were as follows:
	Bank Loan Core Fund*	Federated Hermes Institutional Prime Value Obligations Fund Institutional Shares	Project and Trade Finance Core Fund	Total of Affiliated Transactions
Value as of 3/31/2022	$840,984,074	$18,130,941	$105,891,899	$965,006,914
Purchases at Cost	$13,500,000	$87,582,534	$—	$101,082,534
Proceeds from Sales	$(66,000,000)	$(98,921,759)	$(10,000,000)	$(174,921,759)
Change in Unrealized Appreciation/Depreciation	$(50,054,733)	$(963)	$35,114	$(50,020,582)
Net Realized Gain/(Loss)	$(7,911,413)	$1,183	$(466,552)	$(8,376,782)
Value as of 6/30/2022	$730,517,928	$6,791,936	$95,460,461	$832,770,325
Shares Held as of 6/30/2022	82,919,175	6,796,013	11,074,299	100,789,487
Dividend Income	$10,284,430	$9,792	$917,378	$11,211,600

*	At June 30, 2022, the Fund owns a majority of the outstanding shares of beneficial interest of Bank Loan Core Fund (BLCORE).
The Fund invests in BLCORE, a portfolio of Federated Hermes Core Trust (“Core Trust”), which is managed by the Adviser. Core Trust is an open-end management company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other accredited investors. The investment objective of BLCORE is to provide current income. It pursues its objective by investing primarily in a portfolio of U.S. dollar-denominated floating-rate term loans, loan-related derivatives and loan index products. Federated Hermes, Inc. receives no advisory or administrative fees from the funds within the Core Trust. Income distributions from BLCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from BLCORE are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of BLCORE in which the Fund invested 81.1% of its net assets at June 30, 2022. A copy of BLCORE’s financial statements is available on the EDGAR Database on the SEC’s website or upon request from the Fund.
1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	All or a portion of the security represents unsettled loan commitments at June 30, 2022, where the rate will be determined at time of settlement.
3	Non-income-producing security.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$34,565,830	$—	$34,565,830
Corporate Bonds	—	22,874,175	—	22,874,175
Collateralized Mortgage Obligations	—	17,986,102	—	17,986,102
Floating Rate Loans	—	17,322,080	—	17,322,080
Adjustable Rate Mortgages	—	229,325	—	229,325
Equity Security:
Common Stock
International	1,299,491	—	—	1,299,491
Investment Companies[1]	737,309,864	—	—	832,770,325
TOTAL SECURITIES	$738,609,355	$92,977,512	$—	$927,047,328

1
As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $95,460,461 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Project and Trade
Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
TBD	—To Be Determined